Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current				$ 691,667
Deferred			(217,086)	(851)
State and Local
Current
Deferred
Change in valuation allowance
Income tax provision	$ (49,995)	$ 220	$ (217,086)	$ 690,816